Distribution Date:	11/18/24	Wells Fargo Commercial Mortgage Trust 2018-C47
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Commercial Servicing		commercial.servicing@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002DAU3	3.409000%	23,396,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002DAX7	4.361000%	26,280,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002DBA6	4.365000%	45,625,000.00	36,424,881.07	750,932.84	132,495.50	0.00	0.00	883,428.34	35,673,948.23	32.29%	30.00%
A-3	95002DBD0	4.175000%	222,000,000.00	214,087,892.42	6,410.22	744,847.46	0.00	0.00	751,257.68	214,081,482.20	32.29%	30.00%
A-4	95002DBG3	4.442000%	348,787,000.00	348,787,000.00	0.00	1,291,093.21	0.00	0.00	1,291,093.21	348,787,000.00	32.29%	30.00%
A-S	95002DBR9	4.673000%	86,830,000.00	86,830,000.00	0.00	338,130.49	0.00	0.00	338,130.49	86,830,000.00	22.47%	20.88%
B	95002DBU2	4.854000%	38,062,000.00	38,062,000.00	0.00	153,960.79	0.00	0.00	153,960.79	38,062,000.00	18.16%	16.88%
C	95002DBX6	5.083295%	39,252,000.00	39,252,000.00	0.00	166,274.59	0.00	0.00	166,274.59	39,252,000.00	13.72%	12.75%
D	95002DAC3	3.000000%	28,266,000.00	28,266,000.00	0.00	70,665.00	0.00	0.00	70,665.00	28,266,000.00	10.53%	9.78%
E-RR	95002DAF6	5.083295%	20,501,000.00	20,501,000.00	0.00	86,843.87	0.00	0.00	86,843.87	20,501,000.00	8.21%	7.63%
F-RR	95002DAH2	5.083295%	13,084,000.00	13,084,000.00	0.00	55,424.86	0.00	0.00	55,424.86	13,084,000.00	6.73%	6.25%
G-RR	95002DAK5	5.083295%	10,705,000.00	10,705,000.00	0.00	45,347.23	0.00	0.00	45,347.23	10,705,000.00	5.52%	5.13%
H-RR	95002DAM1	5.083295%	9,515,000.00	9,515,000.00	0.00	40,306.30	0.00	0.00	40,306.30	9,515,000.00	4.44%	4.13%
J-RR*	95002DAP4	5.083295%	39,252,654.00	39,252,654.00	0.00	148,041.98	0.00	0.00	148,041.98	39,252,654.00	0.00%	0.00%
R	95002DAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,555,654.00	884,767,427.49	757,343.06	3,273,431.28	0.00	0.00	4,030,774.34	884,010,084.43

X-A	95002DBK4	0.741356%	666,088,000.00	599,299,773.49	0.00	370,245.33	0.00	0.00	370,245.33	598,542,430.43
X-B	95002DBN8	0.270210%	164,144,000.00	164,144,000.00	0.00	36,961.16	0.00	0.00	36,961.16	164,144,000.00
X-D	95002DAA7	2.083295%	28,266,000.00	28,266,000.00	0.00	49,072.02	0.00	0.00	49,072.02	28,266,000.00
Notional SubTotal			858,498,000.00	791,709,773.49	0.00	456,278.51	0.00	0.00	456,278.51	790,952,430.43

Deal Distribution Total					757,343.06	3,729,709.79	0.00	0.00	4,487,052.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002DAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002DBA6	798.35355770	16.45880197	2.90401096	0.00000000	0.00000000	0.00000000	0.00000000	19.36281293	781.89475573
A-3	95002DBD0	964.35987577	0.02887486	3.35516874	0.00000000	0.00000000	0.00000000	0.00000000	3.38404360	964.33100090
A-4	95002DBG3	1,000.00000000	0.00000000	3.70166666	0.00000000	0.00000000	0.00000000	0.00000000	3.70166666	1,000.00000000
A-S	95002DBR9	1,000.00000000	0.00000000	3.89416665	0.00000000	0.00000000	0.00000000	0.00000000	3.89416665	1,000.00000000
B	95002DBU2	1,000.00000000	0.00000000	4.04500000	0.00000000	0.00000000	0.00000000	0.00000000	4.04500000	1,000.00000000
C	95002DBX6	1,000.00000000	0.00000000	4.23607944	0.00000000	0.00000000	0.00000000	0.00000000	4.23607944	1,000.00000000
D	95002DAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95002DAF6	1,000.00000000	0.00000000	4.23607970	0.00000000	0.00000000	0.00000000	0.00000000	4.23607970	1,000.00000000
F-RR	95002DAH2	1,000.00000000	0.00000000	4.23607918	0.00000000	0.00000000	0.00000000	0.00000000	4.23607918	1,000.00000000
G-RR	95002DAK5	1,000.00000000	0.00000000	4.23607940	0.00000000	0.00000000	0.00000000	0.00000000	4.23607940	1,000.00000000
H-RR	95002DAM1	1,000.00000000	0.00000000	4.23607987	0.00000000	0.00000000	0.00000000	0.00000000	4.23607987	1,000.00000000
J-RR	95002DAP4	1,000.00000000	0.00000000	3.77151517	0.46456426	12.93019422	0.00000000	0.00000000	3.77151517	1,000.00000000
R	95002DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002DBK4	899.73062642	0.00000000	0.55585047	0.00000000	0.00000000	0.00000000	0.00000000	0.55585047	898.59362491
X-B	95002DBN8	1,000.00000000	0.00000000	0.22517521	0.00000000	0.00000000	0.00000000	0.00000000	0.22517521	1,000.00000000
X-D	95002DAA7	1,000.00000000	0.00000000	1.73607939	0.00000000	0.00000000	0.00000000	0.00000000	1.73607939	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	132,495.50	0.00	132,495.50	0.00	0.00	0.00	132,495.50	0.00
A-3	10/01/24 - 10/30/24	30	0.00	744,847.46	0.00	744,847.46	0.00	0.00	0.00	744,847.46	0.00
A-4	10/01/24 - 10/30/24	30	0.00	1,291,093.21	0.00	1,291,093.21	0.00	0.00	0.00	1,291,093.21	0.00
X-A	10/01/24 - 10/30/24	30	0.00	370,245.33	0.00	370,245.33	0.00	0.00	0.00	370,245.33	0.00
X-B	10/01/24 - 10/30/24	30	0.00	36,961.16	0.00	36,961.16	0.00	0.00	0.00	36,961.16	0.00
A-S	10/01/24 - 10/30/24	30	0.00	338,130.49	0.00	338,130.49	0.00	0.00	0.00	338,130.49	0.00
B	10/01/24 - 10/30/24	30	0.00	153,960.79	0.00	153,960.79	0.00	0.00	0.00	153,960.79	0.00
C	10/01/24 - 10/30/24	30	0.00	166,274.59	0.00	166,274.59	0.00	0.00	0.00	166,274.59	0.00
X-D	10/01/24 - 10/30/24	30	0.00	49,072.02	0.00	49,072.02	0.00	0.00	0.00	49,072.02	0.00
D	10/01/24 - 10/30/24	30	0.00	70,665.00	0.00	70,665.00	0.00	0.00	0.00	70,665.00	0.00
E-RR	10/01/24 - 10/30/24	30	0.00	86,843.87	0.00	86,843.87	0.00	0.00	0.00	86,843.87	0.00
F-RR	10/01/24 - 10/30/24	30	0.00	55,424.86	0.00	55,424.86	0.00	0.00	0.00	55,424.86	0.00
G-RR	10/01/24 - 10/30/24	30	0.00	45,347.23	0.00	45,347.23	0.00	0.00	0.00	45,347.23	0.00
H-RR	10/01/24 - 10/30/24	30	0.00	40,306.30	0.00	40,306.30	0.00	0.00	0.00	40,306.30	0.00
J-RR	10/01/24 - 10/30/24	30	487,245.05	166,277.36	0.00	166,277.36	18,235.38	0.00	0.00	148,041.98	507,544.44
Totals			487,245.05	3,747,945.17	0.00	3,747,945.17	18,235.38	0.00	0.00	3,729,709.79	507,544.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,487,052.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,761,926.80	Master Servicing Fee	6,593.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,347.93
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	380.94
ARD Interest	0.00	Operating Advisor Fee	1,125.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	243.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,761,926.80	Total Fees	13,981.59

Principal		Expenses/Reimbursements
Scheduled Principal	757,343.06	Reimbursement for Interest on Advances	200.66
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,034.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	757,343.06	Total Expenses/Reimbursements	18,235.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,729,709.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	757,343.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,487,052.85
Total Funds Collected	4,519,269.86	Total Funds Distributed	4,519,269.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	884,767,427.60	884,767,427.60	Beginning Certificate Balance	884,767,427.49
(-) Scheduled Principal Collections	757,343.06	757,343.06	(-) Principal Distributions	757,343.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	884,010,084.54	884,010,084.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	884,962,419.56	884,962,419.56	Ending Certificate Balance	884,010,084.43
Ending Actual Collateral Balance	884,219,475.80	884,219,475.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.11)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.11)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP
2,000,000 or less	5	7,914,301.43	0.90%	45	5.5728	2.012397	1.30 or less	15	150,685,422.23	17.05%	46	5.2181	1.005248
2,000,001 to 3,000,000	8	20,144,254.90	2.28%	46	5.3087	1.765814	1.31 to 1.40	7	138,002,768.14	15.61%	46	5.1488	1.338113
3,000,001 to 4,000,000	3	10,334,202.15	1.17%	46	5.3151	1.293033	1.41 to 1.50	5	27,763,421.26	3.14%	45	5.1331	1.480580
4,000,001 to 5,000,000	2	9,303,016.99	1.05%	46	5.2189	1.700200	1.51 to 1.75	7	78,380,574.67	8.87%	46	5.0493	1.600276
5,000,001 to 6,000,000	4	23,251,348.68	2.63%	45	5.0379	1.993300	1.76 to 2.00	5	108,308,824.38	12.25%	44	4.6212	1.877250
6,000,001 to 7,000,000	5	32,558,604.80	3.68%	47	5.3548	1.405545	2.01 to 2.25	9	114,819,959.00	12.99%	45	4.6823	2.136489
7,000,001 to 8,000,000	2	14,844,559.72	1.68%	47	5.2317	1.931713	2.26 to 2.50	3	33,983,040.01	3.84%	46	4.8408	2.388368
8,000,001 to 9,000,000	2	17,159,345.31	1.94%	46	5.0958	1.713861	2.51 to 3.00	3	78,246,863.90	8.85%	46	4.7873	2.735333
9,000,001 to 10,000,000	2	19,031,846.67	2.15%	46	5.2566	1.366598	3.01 or greater	5	45,120,807.45	5.10%	47	4.5676	3.883728
10,000,001 to 15,000,000	8	96,617,866.39	10.93%	46	5.0652	1.139216	Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
15,000,001 to 20,000,000	7	117,046,806.64	13.24%	46	4.9904	2.168890
20,000,001 to 30,000,000	5	115,003,925.94	13.01%	46	4.7562	2.181340
30,000,001 to 50,000,000	5	222,101,601.42	25.12%	45	4.6209	2.061358
50,000,001 or greater	1	70,000,000.00	7.92%	46	5.1500	1.317700
Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	108,698,403.50	12.30%	46	5.0269	NAP	Virginia	3	51,433,448.09	5.82%	46	4.9356	1.599765
Alabama	1	2,886,479.41	0.33%	47	5.3800	2.022700	West Virginia	1	3,369,376.53	0.38%	46	5.2300	1.462100
Arizona	2	6,516,701.80	0.74%	46	5.2554	2.425330	Wisconsin	1	3,115,617.58	0.35%	46	5.1500	1.317700
California	6	60,828,656.50	6.88%	46	4.6924	2.044761	Totals	103	884,010,084.54	100.00%	46	4.9376	1.797054
Delaware	1	50,000,000.00	5.66%	45	4.2775	1.825000
									Property Type³
Florida	11	115,921,919.87	13.11%	45	4.5992	2.388516
Georgia	6	22,816,186.00	2.58%	46	5.1422	0.740414		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	21,184,256.76	2.40%	46	5.2385	1.460277		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	41,309,412.47	4.67%	46	5.0265	1.821305	Defeased	16	108,698,403.50	12.30%	46	5.0269	NAP
Iowa	1	6,249,670.79	0.71%	46	5.1500	1.317700	Industrial	5	24,052,019.43	2.72%	46	5.1952	0.730734
Kansas	5	24,565,243.97	2.78%	47	5.2920	1.316786	Lodging	29	184,421,979.12	20.86%	46	5.1299	1.772840
Maryland	3	26,663,108.18	3.02%	45	5.0300	1.282997	Mixed Use	3	10,599,213.55	1.20%	46	5.0903	2.389688
Michigan	1	1,236,794.57	0.14%	47	5.4800	2.072800	Mobile Home Park	6	15,132,489.53	1.71%	46	5.4351	1.746509
Mississippi	1	4,166,447.28	0.47%	46	5.1500	1.317700	Multi-Family	6	91,569,368.01	10.36%	45	5.0973	1.416394
Missouri	3	17,052,936.42	1.93%	46	5.1500	1.317700	Office	9	110,865,208.11	12.54%	46	4.6648	2.714044
Nevada	2	61,714,712.56	6.98%	43	4.8851	2.072009	Retail	27	327,612,057.98	37.06%	45	4.8022	1.753832
New Jersey	2	23,323,883.11	2.64%	47	4.8520	3.491217	Self Storage	2	11,059,345.31	1.25%	46	4.8853	1.834695
New York	8	95,533,575.73	10.81%	46	5.1506	1.862588	Totals	103	884,010,084.54	100.00%	46	4.9376	1.797054
North Carolina	5	34,259,929.78	3.88%	45	5.1223	1.369556
Ohio	4	51,537,614.58	5.83%	46	5.1757	1.282923
Oklahoma	3	5,789,115.73	0.65%	46	5.2705	1.506856
Pennsylvania	1	2,046,352.26	0.23%	46	5.1500	1.317700
South Carolina	1	5,821,790.42	0.66%	45	4.7450	1.265800
Tennessee	1	5,838,622.64	0.66%	46	4.8300	3.165600
Texas	6	30,129,828.01	3.41%	46	5.1303	1.670772

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP
	4.250% or less	2	75,543,146.14	8.55%	45	4.1537	2.301378	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	70,260,000.00	7.95%	46	4.3013	2.441653	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	37,792,172.71	4.28%	45	4.6506	2.834240	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	200,356,560.18	22.66%	45	4.8953	1.773577	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	13	242,027,049.31	27.38%	46	5.1048	1.654009	49 months or greater	59	775,311,681.04	87.70%	46	4.9250	1.833769
	5.251% to 5.500%	21	126,939,628.88	14.36%	46	5.3958	1.458445	Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
	5.501% to 5.750%	3	19,014,717.10	2.15%	47	5.5636	1.197662
	5.751% or more	2	3,378,406.72	0.38%	45	5.8153	1.674264
	Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP
	84 months or less	59	775,311,681.04	87.70%	46	4.9250	1.833769	Interest Only	15	351,506,500.00	39.76%	45	4.7901	2.035002
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	11,193,259.64	1.27%	47	5.4047	1.916368
	Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054	241 months to 300 months	41	397,929,625.93	45.01%	46	5.0313	1.671417
								301 months to 420 months	1	14,682,295.47	1.66%	46	4.9100	1.353300
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	108,698,403.50	12.30%	46	5.0269	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	55	762,172,940.46	86.22%	46	4.9158	1.847530
	13 months to 24 months	2	8,369,926.00	0.95%	47	5.4470	0.943434
	25 months or greater	2	4,768,814.58	0.54%	45	5.4913	1.197068
	Totals	71	884,010,084.54	100.00%	46	4.9376	1.797054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310946753	LO	Various	Various	Actual/360	5.150%	310,430.56	0.00	0.00	N/A	09/11/28	--	70,000,000.00	70,000,000.00	11/11/24
2	310946726	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/24
3	883100886	RT	Newark	DE	Actual/360	4.277%	184,170.14	0.00	0.00	N/A	08/01/28	--	50,000,000.00	50,000,000.00	11/01/24
4	310945647	RT	Las Vegas	NV	Actual/360	4.896%	189,731.62	0.00	0.00	N/A	05/11/28	--	45,000,000.00	45,000,000.00	11/11/24
5	883100906	LO	Virginia Beach	VA	Actual/360	4.912%	178,355.80	60,813.24	0.00	N/A	09/06/28	--	42,162,414.66	42,101,601.42	11/06/24
6	28202149	LO	New York	NY	Actual/360	5.120%	154,326.18	0.00	0.00	N/A	10/06/28	--	35,000,000.00	35,000,000.00	02/06/24
			Lower Makefield Towns
7	300571870	OF		PA	Actual/360	4.640%	114,572.37	35,561.10	0.00	N/A	09/06/28	06/06/28	28,674,952.57	28,639,391.47	11/06/24

8	883100916	OF	Palo Alto	CA	Actual/360	4.217%	92,886.93	34,520.20	0.00	N/A	09/06/28	--	25,577,666.34	25,543,146.14	11/06/24
9	28002122	OF	Indianapolis	IN	Actual/360	5.076%	108,117.30	32,124.98	0.00	N/A	09/06/28	--	24,735,141.84	24,703,016.86	11/06/24
10	300571852	RT	Silver Spring	MD	Actual/360	5.010%	98,696.16	30,287.75	0.00	N/A	08/06/28	--	22,877,225.21	22,846,937.46	11/06/24
11	28002124	IN	Various	Various	Actual/360	5.282%	90,871.18	31,338.19	0.00	N/A	08/06/28	--	19,978,763.00	19,947,424.81	11/06/24
12	28102130	MF	Euclid	OH	Actual/360	5.130%	95,749.01	24,105.81	0.00	N/A	09/06/28	--	21,674,931.29	21,650,825.48	11/06/24
13	883100911	OF	Boca Raton	FL	Actual/360	4.360%	76,065.04	0.00	0.00	N/A	10/01/28	--	20,260,000.00	20,260,000.00	11/01/24
14	28002146	LO	Overland Park	KS	Actual/360	5.352%	79,689.27	26,432.99	0.00	N/A	10/06/28	--	17,291,176.74	17,264,743.75	11/06/24
15	310943558	RT	Concord	NC	Actual/360	5.040%	76,455.87	23,308.88	0.00	N/A	07/11/28	--	17,616,559.16	17,593,250.28	11/11/24
16	883100898	RT	Orlando	FL	Actual/360	4.951%	75,564.85	20,524.72	0.00	N/A	09/06/28	--	17,724,242.48	17,703,717.76	11/06/24
17	310945142	RT	Reno	NV	Actual/360	4.855%	69,961.87	19,797.27	0.00	N/A	09/11/28	--	16,734,509.83	16,714,712.56	11/11/24
18	883100883	MF	Utica	NY	Actual/360	4.726%	67,110.60	20,283.29	0.00	N/A	07/06/28	--	16,490,665.58	16,470,382.29	11/06/24
19	28002144	MF	East Elmhurst	NY	Actual/360	5.450%	74,150.28	0.00	0.00	N/A	09/06/28	--	15,800,000.00	15,800,000.00	11/06/24
20	310945667	OF	Jersey City	NJ	Actual/360	4.535%	60,529.65	0.00	0.00	N/A	10/11/28	--	15,500,000.00	15,500,000.00	11/11/24
21	28002135	MF	Indianapolis	IN	Actual/360	4.910%	62,127.00	11,691.92	0.00	N/A	09/06/28	--	14,693,987.39	14,682,295.47	11/06/24
22	300571868	RT	Allen	TX	Actual/360	5.270%	59,692.95	20,556.30	0.00	N/A	09/06/28	--	13,153,860.38	13,133,304.08	11/06/24
24	28002119	MF	Fairborn	OH	Actual/360	5.023%	57,445.47	15,215.33	0.00	N/A	08/06/28	--	13,281,080.10	13,265,864.77	11/06/24
25	410945953	RT	Roseville	CA	Actual/360	5.150%	52,445.78	18,892.55	0.00	N/A	09/11/28	--	11,826,169.90	11,807,277.35	11/11/24
26	883100915	RT	New York	NY	Actual/360	4.995%	52,905.38	0.00	0.00	N/A	09/06/28	--	12,300,000.00	12,300,000.00	11/06/24
28	600944677	IN	Batavia	OH	Actual/360	5.490%	50,674.71	15,966.80	0.00	N/A	10/11/28	--	10,719,135.85	10,703,169.05	11/11/24
29	883100904	IN	Various	GA	Actual/360	4.835%	42,479.47	14,939.88	0.00	N/A	09/06/28	--	10,202,895.55	10,187,955.67	10/06/24
30	883100905	Various Various		TX	Actual/360	4.857%	44,074.31	0.00	0.00	N/A	09/06/28	--	10,538,000.00	10,538,000.00	11/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	883100903	RT	Harrisonburg	VA	Actual/360	5.040%	40,553.57	12,294.78	0.00	N/A	08/06/28	--	9,344,141.45	9,331,846.67	11/06/24
32	320570032	MH	Merrionette Park	IL	Actual/360	5.130%	39,072.24	14,181.44	0.00	N/A	09/11/28	--	8,844,875.34	8,830,693.90	11/11/24
33	410943874	RT	Benton	AR	Actual/360	4.980%	38,249.95	13,971.05	0.00	N/A	05/11/28	--	8,919,537.69	8,905,566.64	11/11/24
34	883100908	MH	Selbyville	DE	Actual/360	4.860%	40,002.36	11,295.39	0.00	N/A	09/06/28	06/06/28	9,558,509.49	9,547,214.10	11/06/24
35	320570035	LO	Deptford Township	NJ	Actual/360	5.480%	37,059.51	29,556.04	0.00	N/A	10/11/28	--	7,853,439.15	7,823,883.11	11/11/24
36	28002140	MF	Bronx	NY	Actual/360	5.465%	45,647.93	0.00	0.00	N/A	09/06/28	--	9,700,000.00	9,700,000.00	11/06/24
37	610945700	OF	Columbia	SC	Actual/360	4.745%	23,892.42	25,635.45	0.00	N/A	08/11/28	--	5,847,425.87	5,821,790.42	11/11/24
38	410946482	SS	Martinez	CA	Actual/360	4.770%	35,206.19	11,850.63	0.00	N/A	09/11/28	--	8,571,195.94	8,559,345.31	11/11/24
39	28002141	RT	Shorewood	IL	Actual/360	5.420%	40,138.11	0.00	0.00	N/A	09/06/28	--	8,600,000.00	8,600,000.00	11/06/24
40	320570040	MH	Fenton	MO	Actual/360	5.130%	33,576.14	12,186.61	0.00	N/A	09/11/28	--	7,600,711.54	7,588,524.93	11/11/24
41	300571876	OF	Sacramento	CA	Actual/360	5.340%	31,379.10	10,455.24	0.00	N/A	10/06/28	--	6,824,015.49	6,813,560.25	11/06/24
42	883100899	RT	Durham	NC	Actual/360	4.955%	29,998.77	10,056.84	0.00	N/A	09/06/28	--	7,030,733.45	7,020,676.61	11/06/24
43	410946645	MU	Pasadena	CA	Actual/360	4.780%	27,750.15	11,509.13	0.00	N/A	09/11/28	--	6,741,836.58	6,730,327.45	11/11/24
44	300571873	LO	Ormond Beach	FL	Actual/360	5.640%	31,094.30	9,267.97	0.00	N/A	10/06/28	--	6,402,396.17	6,393,128.20	11/06/24
45	300571874	RT	Various	Various	Actual/360	5.520%	30,572.73	8,805.15	0.00	N/A	10/06/28	--	6,431,849.69	6,423,044.54	11/06/24
46	310946601	RT	Oswego	IL	Actual/360	5.320%	31,151.56	0.00	0.00	N/A	10/11/28	--	6,800,000.00	6,800,000.00	11/11/24
47	300571875	RT	Durham	NC	Actual/360	5.530%	29,560.82	9,176.92	0.00	N/A	10/06/28	--	6,207,721.28	6,198,544.36	09/06/23
48	28002125	RT	Pickerington	OH	Actual/360	5.117%	26,117.66	9,582.00	0.00	N/A	08/06/28	--	5,927,337.28	5,917,755.28	11/06/24
49	320570049	LO	Tullahoma	TN	Actual/360	4.830%	24,324.96	9,896.25	0.00	N/A	09/06/28	--	5,848,518.89	5,838,622.64	11/06/24
50	320570050	RT	Zephyrhills	FL	Actual/360	5.470%	26,762.79	8,606.47	0.00	N/A	08/11/28	--	5,681,786.81	5,673,180.34	11/11/24
51	320570051	MH	Sarasota	FL	Actual/360	5.230%	22,137.69	6,181.94	0.00	N/A	09/11/28	--	4,915,541.98	4,909,360.04	11/11/24
53	600946246	MF	Orange Beach	AL	Actual/360	5.280%	20,662.31	7,040.85	0.00	N/A	10/11/28	--	4,544,495.33	4,537,454.48	11/11/24
54	410946484	RT	Various	Various	Actual/360	5.280%	22,430.98	0.00	0.00	N/A	09/11/28	--	4,933,500.00	4,933,500.00	11/11/24
55	300571872	LO	Vero Beach	FL	Actual/360	5.380%	20,036.45	6,576.99	0.00	N/A	10/06/28	07/06/28	4,324,931.51	4,318,354.52	11/06/24
56	320570056	OF	Gilbert	AZ	Actual/360	5.150%	19,400.52	5,170.66	0.00	N/A	10/11/28	--	4,374,687.65	4,369,516.99	11/11/24
57	320570057	MH	Mims	FL	Actual/360	5.400%	18,247.27	6,432.01	0.00	N/A	10/11/28	--	3,924,144.34	3,917,712.33	11/11/24
58	300571861	RT	Parkersburg	WV	Actual/360	5.230%	15,210.90	8,113.77	0.00	N/A	09/06/28	--	3,377,490.30	3,369,376.53	11/06/24
59	320570059	RT	Highland Park	IL	Actual/360	5.000%	12,848.52	4,866.59	0.00	N/A	10/11/28	--	2,984,171.88	2,979,305.29	11/11/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	320570060	MH	Vestal	NY	Actual/360	5.300%	13,925.50	4,121.90	0.00	N/A	07/11/28	--	3,051,235.19	3,047,113.29	11/11/23
61	300571863	RT	Dubuque	IA	Actual/360	5.150%	13,982.28	3,490.56	0.00	N/A	09/06/28	05/06/28	3,152,909.17	3,149,418.61	11/06/24
62	320570062	MH	Trussville	AL	Actual/360	5.380%	13,392.78	4,396.20	0.00	N/A	10/11/28	--	2,890,875.61	2,886,479.41	11/11/24
63	883100896	RT	League City	TX	Actual/360	5.307%	13,533.79	3,972.00	0.00	N/A	08/06/28	--	2,961,495.93	2,957,523.93	11/06/24
64	28002131	SS	San Antonio	TX	Actual/360	5.280%	11,366.67	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	11/06/24
65	320570065	RT	Fort Lauderdale	FL	Actual/360	5.450%	10,588.88	3,386.35	0.00	N/A	10/11/28	--	2,256,287.10	2,252,900.75	11/11/24
66	320570066	MH	Stillwater	OK	Actual/360	5.460%	10,592.28	3,398.45	0.00	N/A	09/11/28	--	2,252,877.52	2,249,479.07	11/11/24
67	410945955	OF	Marietta	GA	Actual/360	5.210%	9,757.08	3,436.41	0.00	N/A	09/11/28	--	2,174,818.05	2,171,381.64	11/11/24
68	320570068	MU	Rio Rico	AZ	Actual/360	5.470%	10,128.11	3,029.26	0.00	N/A	07/11/28	--	2,150,214.07	2,147,184.81	11/11/24
69	320570069	IN	Indianapolis	IN	Actual/360	5.280%	8,760.06	2,598.24	0.00	N/A	08/11/28	--	1,926,698.38	1,924,100.14	11/11/24
70	320570070	MU	Staten Island	NY	Actual/360	5.830%	8,655.50	2,405.51	0.00	N/A	09/11/28	--	1,724,106.80	1,721,701.29	06/11/24
71	320570071	MH	Ellenwood	GA	Actual/360	5.800%	8,285.25	2,188.29	0.00	N/A	07/11/28	--	1,658,893.72	1,656,705.43	11/11/24
72	320570072	MH	Clackamas	OR	Actual/360	5.200%	6,828.61	0.00	0.00	N/A	08/11/28	--	1,525,000.00	1,525,000.00	11/11/24
73	320570073	MH	Morro Bay	CA	Actual/360	5.470%	6,476.63	0.00	0.00	N/A	09/11/28	--	1,375,000.00	1,375,000.00	11/11/24
74	410945924	IN	Kentwood	MI	Actual/360	5.480%	5,845.02	1,848.52	0.00	N/A	10/11/28	--	1,238,643.09	1,236,794.57	11/11/24
Totals							3,761,926.80	757,343.06	0.00				884,767,427.60	884,010,084.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,061,788.06	22,537,752.77	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	151,859,218.60	81,242,400.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	44,638,594.72	22,146,954.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,091,169.96	6,257,622.39	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,474,716.61	10,955,920.25	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	7,267,320.00	01/01/24	06/30/24	07/08/24	0.00	0.00	153,927.74	1,362,712.40	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,816,606.58	2,983,009.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,543,148.65	1,960,038.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,496,939.18	3,050,404.71	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	4,422,106.56	2,080,547.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,998,027.39	1,830,689.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,910,557.60	2,007,773.23	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,801,729.77	1,286,115.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,376,072.81	1,559,552.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,046,183.52	2,064,839.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,121,809.53	1,109,182.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,115,888.56	551,869.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,144,067.52	2,383,054.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,354,802.59	919,723.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	61,895.65	0.00
22	1,338,331.85	596,042.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,308,724.00	994,915.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,708,943.94	913,275.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	79,665.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,350,611.00	550,239.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	13,447.15	01/01/24	06/30/24	--	0.00	0.00	57,375.42	57,375.42	0.00	0.00
30	931,784.89	644,450.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	2,713,472.76	1,347,606.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,869,024.98	0.00	--	--	--	0.00	0.00	0.00	0.00	3,192.78	0.00
36	659,952.66	317,267.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	957,306.80	455,097.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,024,429.60	521,452.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	752,382.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	536,482.75	287,838.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	820,500.48	665,249.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	825,429.50	579,635.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	624,133.80	659,821.96	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	747,336.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	697,853.00	368,644.11	01/01/23	09/30/23	06/11/24	0.00	0.00	38,656.70	541,956.58	120,707.34	0.00
48	657,664.44	338,785.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,337,534.00	1,434,372.98	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	979,828.72	505,954.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	370,126.87	185,470.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	565,703.56	513,180.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	481,265.76	294,460.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	460,747.06	225,115.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	350,595.20	259,445.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	198,482.00	101,119.00	01/01/19	06/30/19	--	0.00	0.00	18,007.57	216,412.51	9,363.44	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	426,699.28	219,816.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	313,241.26	81,272.44	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	266,262.76	125,136.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	234,404.79	130,694.89	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	161,193.00	155,257.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	177,926.50	42,545.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	518,598.78	257,102.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	226,850.22	172,036.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	89,902.77	193,909.00	10/01/21	09/30/22	--	0.00	0.00	11,038.50	44,214.53	9,339.65	0.00
71	183,910.16	130,242.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	228,522.83	132,437.39	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	171,115.82	98,498.67	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	305,540,704.71	188,786,273.67				0.00	0.00	279,005.94	2,222,671.44	204,498.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	0	0.00	4	45,967,358.94	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.937575%	4.906225%	46
10/18/24	0	0.00	0	0.00	4	45,983,063.27	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.937670%	4.906325%	47
09/17/24	0	0.00	1	1,726,778.54	3	44,273,591.50	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.937772%	4.906921%	48
08/16/24	0	0.00	0	0.00	3	44,286,759.63	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.937865%	4.907020%	49
07/17/24	1	1,731,526.95	0	0.00	3	44,299,866.15	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.937958%	4.907118%	50
06/17/24	0	0.00	0	0.00	3	44,314,315.94	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938059%	4.907225%	51
05/17/24	0	0.00	0	0.00	3	44,327,293.55	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.938150%	4.907321%	52
04/17/24	2	12,034,438.06	0	0.00	3	44,341,619.13	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.938252%	4.907430%	53
03/15/24	1	1,741,436.41	0	0.00	3	44,354,469.00	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.938344%	4.907527%	54
02/16/24	0	0.00	1	3,085,770.02	2	41,284,314.72	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.938454%	4.908510%	55
01/18/24	1	3,089,716.30	0	0.00	2	41,293,085.14	1	35,000,000.00	0	0.00	0	0.00	1	30,000.00	0	0.00	4.938545%	4.908607%	56
12/15/23	1	3,093,644.65	0	0.00	2	41,301,813.99	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938649%	4.905271%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	28202149	02/06/24	8	6	153,927.74	1,362,712.40	0.00	35,000,000.00	05/20/20	3	11/29/22	03/23/22
29	883100904	10/06/24	0	B	57,375.42	57,375.42	0.00	10,202,895.55
47	300571875	09/06/23	13	6	38,656.70	541,956.58	140,253.84	6,329,676.61	09/24/21	3	07/26/24
60	320570060	11/11/23	11	6	18,007.57	216,412.51	43,317.83	3,098,009.18	02/27/24	2
70	320570070	06/11/24	4	6	11,038.50	44,214.53	9,339.65	1,734,162.82	09/23/24	2
Totals					279,005.94	2,222,671.44	192,911.32	56,364,744.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		884,010,085	838,042,726	10,967,359		35,000,000
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	884,010,085	838,042,726	0	0	45,967,359	0
Oct-24	884,767,428	838,784,364	0	0	45,983,063	0
Sep-24	885,594,648	839,594,278	0	1,726,779	44,273,592	0
Aug-24	886,345,133	842,058,373	0	0	44,286,760	0
Jul-24	887,092,371	841,060,978	1,731,527	0	44,299,866	0
Jun-24	887,909,852	843,595,536	0	0	44,314,316	0
May-24	888,650,318	844,323,025	0	0	44,327,294	0
Apr-24	889,466,252	833,090,195	12,034,438	0	44,341,619	0
Mar-24	890,204,958	844,109,053	1,741,436	0	44,354,469	0
Feb-24	891,088,310	846,718,225	0	3,085,770	41,284,315	0
Jan-24	891,819,957	847,437,155	3,089,716	0	41,293,085	0
Dec-23	892,573,473	848,178,014	3,093,645	0	41,301,814	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	28202149	35,000,000.00	35,000,000.00	190,000,000.00	05/01/24	6,593,056.00	2.91850	06/30/24	10/06/28	I/O
47	300571875	6,198,544.36	6,329,676.61	8,100,000.00	02/06/24	324,758.86	0.93150	09/30/23	10/06/28	286
60	320570060	3,047,113.29	3,098,009.18	4,650,000.00	05/21/18	98,044.00	1.12580	06/30/19	07/11/28	286
70	320570070	1,721,701.29	1,734,162.82	2,700,000.00	05/23/18	175,634.00	1.32320	09/30/22	09/11/28	286
Totals		45,967,358.94	46,161,848.61	205,450,000.00		7,191,492.86

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	28202149	LO	NY	05/20/20	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

47	300571875	RT	NC	09/24/21	3

SS transfer date 9/24/2021. The Loan is collateralized by a 93,217 sf retail center anchored by Ollie's Bargain Outlet in Durham, NC. Lender and Borrower documented a reinstatement agreement. However, the Borrower defaulted under terms of that agreement. A receiver was appointed on 10/10/2022. Asset was being marketed for sale; however, the Borrower filed Chapter 11 bankruptcy on 7/26/2024, before the auction could take place.

60	320570060	MH	NY	02/27/24	2

Loan transferred to special servicer effective 2/27/2024 due to payment default. The collateral consists of 120 single-wide MH sites, 2 apartment units, and 1 house. The improvements were constructed in 1960 and renovated in 1975. There are 8 park-owned homes at the Property. Loan is due for the December 2023 payment and Borrower has not remitted any partial payments. Borrower signed PNA and negotiations for Borrower to bring the loan current are ongoing, while Special

Servicer continues to dual-track foreclosure. Receivership complaint was filed and executed by the judge in October and receiver is in the process of taking possession of the asset.

70	320570070	MU	NY	09/23/24	2

Loan transferred to Special Servicing effective 9/24/24 due to payment default. Collateral is a 13,652 sf mixed use (office/retail) Class-C Property located in Staten Island, NY. Interest currently paid to 6/11/24. Loan file currently under review. Hell

o Letter has been noticed and PNA has been shared but not yet executed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	883100906	45,000,000.00	4.91250%	45,000,000.00	4.91250%	10	08/06/20	04/06/20	09/11/20
10	300571852	24,000,000.00	5.01000%	24,000,000.00	5.01000%	10	06/05/20	06/06/20	08/11/20
23	610945660	13,750,000.00	5.58000%	13,750,000.00	5.58000%	10	05/11/20	05/11/20	06/11/20
35	320570035	9,294,303.99	5.48000%	9,270,132.43	5.48000%	10	05/11/20	05/11/20	08/11/20
44	300571873	6,861,139.64	5.64000%	6,861,139.64	5.64000%	10	05/06/20	05/06/20	06/11/20
Totals		98,905,443.63		98,881,272.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	200.66	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,034.72	0.00	0.00	0.00	0.00	0.00	200.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,235.38

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Supplemental Notes
None

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